TAXATION - Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TAXATION
Statutory CIT rate	25.00%	25.00%	25.00%
-Share-based compensation expenses	3.20%	0.10%	0.10%
-Change in fair value of convertible senior notes and call options	0.20%	(4.40%)	32.00%
-Accrued payroll and welfare expenses	0.10%	0.10%	0.40%
-Change of enacted tax rate	1.60%	2.10%	(7.20%)
-Other non-deductible expenses including tax preferences	3.40%	(1.80%)	(6.60%)
Difference in tax rate of subsidiaries outside the PRC	3.90%	2.20%	(3.10%)
Effect of tax holiday for subsidiaries	(12.10%)	(12.90%)	(7.80%)
Change in valuation allowance	5.30%	7.40%	(1.30%)
Effective tax rate	30.60%	17.80%	31.50%